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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08759

Laudus Variable Insurance Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio 43219-8006

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	614-470-8000

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Laudus Variable Insurance Trust (VIT)

Laudus Rosenberg VIT Value Long/Short Equity Fund

Statement of Portfolio Investments as of 9/30/04 (Unaudited)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 9/30/04. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 85.4%
	Agriculture, Food & Beverage — 1.5%
300	Alico, Inc.	$12,780
600	Andersons, Inc.	12,510
1,800	Cal-Maine Foods, Inc.	19,746
4,900	Chiquita Brands International, Inc. *	85,309
100	Diedrich Coffee, Inc. *	486
300	Hansen Natural Corp. *	7,236
800	J & J Snack Foods Corp. *	34,304
1,000	Lance, Inc.	16,150
900	National Beverage Corp.	7,272
800	Omega Protein Corp. *	6,160
761	Penford Corp.	13,249
7,900	PepsiAmericas, Inc.	150,890
2,400	Ralcorp Holdings, Inc. *	86,640
450	Sanderson Farms, Inc.	15,053
300	Seneca Foods Corp., Class B *	5,475
7,000	Smithfield Foods, Inc. *	174,999
1,100	Tasty Baking Co.	8,800
1,400	Tyson Foods, Inc., Class A	22,428

		679,487

	Airlines — 0.2%
1,000	Air Methods Corp. *	6,450
800	AirNet Systems, Inc. *	3,440
1,000	MAIR Holdings, Inc. *	8,200
1,900	Offshore Logistics, Inc. *	65,398
700	SkyWest, Inc.	10,535

		94,023

	Autos — 0.7%
1,400	Autoliv, Inc.	56,560
1,700	Dura Automotive Systems, Inc. *	12,053
400	Edelbrock Corp.	6,600
1,300	Oshkosh Truck Corp.	74,178
300	R&B, Inc. *	6,558
600	Sypris Solutions, Inc.	8,190
2,200	TRW Automotive Holdings Corp. *	41,470
3,100	Wabash National Corp. *	85,157

		290,766

	Banks & Credit Institutions — 4.8%
2,100	Accredited Home Lenders Holding Co. *	80,892
400	ACE Cash Express, Inc. *	10,416
310	Advanta Corp., Class A	7,068
636	AmericanWest Bancorp *	11,995
200	Bank of Hawaii Corp.	9,450
2,500	BankUnited Financial Corp., Class A *	72,875
1,200	Banner Corp.	35,280
700	Berkshire Hills Bancorp, Inc.	25,865
400	BNCCORP, Inc. *	5,830
200	BOE Financial Services of Virginia, Inc.	5,140
600	Camden National Corp.	20,706
500	CFS Bancorp, Inc.	6,950
400	Citizens First Bancorp, Inc.	10,036
200	Classic Bancshares, Inc.	7,900
4,000	Commercial Federal Corp.	107,920
200	Community Central Bank Corp.	2,290
300	Community Financial Corp.	6,000
500	Community West Bancshares	5,275
400	Cowlitz Bancorp *	4,392
5,600	Doral Financial Corp.	232,232
800	Electronic Clearing House, Inc. *	7,041
1,100	Fidelity Southern Corp.	16,764
400	Financial Institutions, Inc.	8,964
200	First Bancorp of Indiana, Inc.	3,930
100	First Citizens BancShares, Inc., Class A	11,800
500	First Federal Bankshares, Inc.	11,493
200	First Franklin Corp.	4,200
300	First M&F Corp.	10,005
300	First Mariner Bancorp *	5,160
1,400	First Place Financial Corp.	28,000
300	First South Bancorp, Inc.	7,457
1,700	FirstFed Financial Corp. *	83,096
150	Flushing Financial Corp.	2,852
710	Gateway Financial Holdings, Inc.	10,650
100	GS Financial Corp.	1,911
500	HF Financial Corp.	8,385
600	Hibernia Corp., Class A	15,846
100	HMN Financial, Inc.	2,774
6,087	Independence Community Bank Corp.	237,697
700	Intervest Bancshares Corp. *	11,725
1,600	Irwin Financial Corp.	41,312
600	ITLA Capital Corp. *	27,720
300	Long Island Financial Corp.	8,940
25	Macatawa Bank Corp.	701
500	Matrix Bancorp, Inc. *	6,350
200	MutualFirst Financial, Inc.	4,841
400	National Mercantile Bancorp *	4,240
4,030	NetBank, Inc.	40,340
100	New Hampshire Thrift Bancshares, Inc.	2,790
200	Northeast Pennsylvania Financial Corp.	3,302
5,200	Ocwen Financial Corp. *	47,580
2,200	Oriental Financial Group, Inc.	59,532
100	Parkvale Financial Corp.	2,700
600	PennFed Financial Services, Inc.	18,246
400	Peoples Bancorp of North Carolina	7,544
600	Peoples BancTrust Co., Inc.	8,370
300	Pocahontas Bancorp, Inc.	4,988

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
200	PSB Bancorp, Inc.	$3,160
1,200	R & G Financial Corp., Class B	46,380
7,261	Republic Bancorp, Inc.	111,819
1,100	Republic Bancorp, Inc., Class A	25,520
330	Republic First Bancorp, Inc. *	4,316
300	Riverview Bancorp, Inc.	6,408
273	Sierra Bancorp	4,395
5,100	South Financial Group, Inc.	143,820
500	State Bancorp, Inc.	11,325
1,900	Sterling Financial Corp. *	66,956
200	Team Financial, Inc.	2,200
400	Timberland Bancorp, Inc.	9,388
200	Tower Financial Corp. *	2,566
300	United Financial Corp.	7,095
525	Unity Bancorp, Inc.	6,484
8,100	W Holding Co., Inc.	153,900
100	Wainwright Bank & Trust Co.	1,139
2,800	Westcorp	119,056

		2,173,685

	Basic Minerals & Metals — 2.8%
200	Brush Engineered Materials, Inc. *	4,142
3,700	Commercial Metals Co.	146,964
1,100	Harsco Corp.	49,390
400	L.B. Foster Co., Class A *	3,392
300	Layne Christensen Co. *	4,521
4,700	Maverick Tube Corp. *	144,807
700	Northwest Pipe Co. *	12,145
2,300	NS Group, Inc. *	42,550
3,300	Nucor Corp.	301,521
1,200	Olympic Steel, Inc. *	22,680
1,600	Oregon Steel Mills, Inc. *	26,608
500	Phelps Dodge Corp.	46,015
3,400	Reliance Steel & Aluminum Co.	134,980
900	Ryerson Tull, Inc.	15,453
1,500	Southern Peru Copper Corp.	77,490
4,337	Steel Dynamics, Inc.	167,495
1,225	Steel Technologies, Inc.	31,381
600	Worthington Industries, Inc.	12,810

		1,244,344

	Beer, Liquor & Tobacco — 0.8%
2,600	Adolph Coors Co., Class B	176,592
2,000	MGP Ingredients, Inc.	19,840
300	Robert Mondavi Corp., Class A *	11,751
3,200	UST, Inc.	128,832

		337,015

	Biotechnology — 0.1%
2,300	Harvard Bioscience, Inc. *	10,120
1,300	Noven Pharmaceuticals, Inc. *	27,092

		37,212

	Cellular & Wireless — 0.8%
6,522	Nextel Partners, Inc. *	108,135
1,500	Telephone & Data Systems, Inc.	126,255
4,282	Western Wireless Corp., Class A *	110,090

		344,480

	Chemicals & Rubber — 1.6%
3,500	A. Schulman, Inc.	77,140
300	American Pacific Corp.	2,241
1,500	Arch Chemicals, Inc.	42,825
500	Bandag, Inc.	21,900
200	Cabot Corp.	7,714
300	Cooper Tire & Rubber Co.	6,051
900	Eastman Chemical Co.	42,795
1,600	FMC Corp. *	77,712
813	LESCO, Inc. *	10,764
1,300	LSB Industries, Inc. *	12,064
700	Octel Corp.	14,868
4,600	Rohm & Haas Co.	197,662
200	Scotts Co., Class A *	12,830
3,100	Sherwin-Williams Co.	136,276
5,900	Terra Industries, Inc. *	51,094

		713,936

	Commercial Aircraft & Components — 0.0%
500	Ducommun, Inc. *	11,175

	Communications Utilities — 0.4%
100	Atlantic Tele-Network, Inc.	2,880
300	CT Communications, Inc.	4,137
1,800	D&E Communications, Inc.	20,700
15,225	EarthLink, Inc. *	156,817
200	Hector Communications Corp. *	4,200
193	MarketWatch, Inc. *	2,411

		191,145

	Construction & Homebuilding — 2.9%
200	Beazer Homes USA, Inc.	21,378
200	Centex Corp.	10,092
4,400	Comfort Systems USA, Inc. *	29,040
7,500	D.R. Horton, Inc.	248,325
3,000	Granite Construction, Inc.	71,700
700	Insituform Technologies, Inc., Class A *	13,069
4,200	Integrated Electrical Services, Inc. *	20,202
2,500	M.D.C. Holdings, Inc.	182,750
800	M/ I Homes, Inc.	33,952
900	Meritage Corp. *	70,740
200	Orleans Homebuilders, Inc. *	4,504
1,800	Perini Corp. *	25,668
1,600	Pulte Homes, Inc.	98,192
1,600	Ryland Group, Inc.	148,256
400	Sterling Construction Co., Inc. *	2,480
300	Technical Olympic USA, Inc.	8,472
5,700	Toll Brothers, Inc. *	264,081
2,900	Willbros Group, Inc. *	43,239

		1,296,140

	Construction Materials — 0.3%
700	Ameron International Corp.	23,030
200	Devcon International Corp. *	3,370
4	Eagle Materials, Inc.	285
14	Eagle Materials, Inc., Class B	966
1,500	MDU Resources Group, Inc.	39,495
500	Oil-Dri Corp. of America	7,615

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Construction Materials continued
2,300	U.S. Concrete, Inc. *	$14,214
400	United States Lime & Minerals, Inc. *	3,820
600	Vulcan Materials Co.	30,570

		123,365

	Consumer Durables — 1.0%
941	Arctic Cat, Inc.	24,419
200	Boston Acoustics, Inc.	2,580
2,800	Brunswick Corp.	128,128
1,900	Coachmen Industries, Inc.	29,982
400	Harman International Industries, Inc.	43,100
3,400	Monaco Coach Corp.	73,610
1,400	National R.V. Holdings, Inc. *	17,402
2,100	Polaris Industries, Inc.	117,222

		436,443

	Drugs & Pharmaceuticals — 1.6%
4,800	Alpharma, Inc., Class A	87,792
587	ArQule, Inc. *	2,712
1,900	Celgene Corp. *	110,637
1,300	Connetics Corp. *	35,126
4,500	Dade Behring Holdings, Inc. *	250,730
800	E-Z-EM, Inc.	14,360
2,500	First Horizon Pharmaceutical Corp. *	50,025
100	Genencor International, Inc. *	1,605
700	Lifecore Biomedical, Inc. *	4,900
1,300	Meridian Bioscience, Inc.	17,290
900	Nature’s Sunshine Products, Inc.	13,653
1,400	Nutraceutical International Corp. *	19,726
200	Perrigo Co.	4,110
100	Polydex Pharmaceuticals Ltd. *	497
3,300	Serologicals Corp. *	76,989
2,700	Weider Nutrition International, Inc. *	12,285

		702,437

	Electric Utilities — 2.2%
7,900	Alliant Energy Corp.	196,552
900	Central Vermont Public Service Corp.	18,099
3,800	Constellation Energy Group, Inc.	151,392
500	Green Mountain Power Corp.	13,025
9,500	Northeast Utilities	184,205
2,650	PNM Resources, Inc.	59,652
1,900	Texas Genco Holdings, Inc.	88,635
9,400	Westar Energy, Inc.	189,880
5,100	Xcel Energy, Inc.	88,332

		989,772

	Financial Investments — 1.0%
5,300	American Capital Strategies Ltd.	166,101
700	Cherokee, Inc.	16,702
2,100	Choice Hotels International, Inc.	120,939
100	CIT Group, Inc.	3,739
1,100	Electro Rent Corp.	12,144
1,200	ePlus, Inc. *	12,553
200	G-III Apparel Group Ltd. *	1,286
3,300	MCG Capital Corp.	57,288
1,050	Price Communications Corp. *	16,013
2,100	Rent-Way, Inc. *	14,385
200	Shenandoah Telecommunications Co.	5,122
300	Willis Lease Finance Corp. *	2,309

		428,581

	Forest Products & Paper — 1.9%
500	Chesapeake Corp.	12,010
500	CSS Industries, Inc.	15,470
200	DSG International Ltd. *	620
1,600	Greif, Inc., Class A	67,440
6,300	Louisiana-Pacific Corp.	163,485
300	Lydall, Inc. *	2,790
5,300	Packaging Corp. of America	129,691
1,900	Potlatch Corp.	88,939
2,300	Rock-Tenn Co., Class A	36,202
1,100	Schweitzer-Mauduit International, Inc.	35,640
3,700	Temple-Inland, Inc.	248,455
1,700	Universal Forest Products, Inc.	58,140

		858,882

	Furniture & Household Items — 1.9%
600	A.T. Cross Co., Class A *	3,330
500	Acuity Brands, Inc.	11,885
500	Aldila, Inc.	5,000
100	American Biltrite, Inc. *	1,226
200	American Locker Group, Inc. *	2,140
300	Atlantis Plastics, Inc., Class A *	4,506
1,200	Bassett Furniture Industries, Inc.	22,656
3,200	Blyth, Inc.	98,880
7,700	Callaway Golf Co.	81,389
2,166	Central Garden & Pet Co. *	66,323
400	Channell Commercial Corp. *	1,400
300	Communications Systems, Inc.	2,496
300	Flexsteel Industries, Inc.	5,325
100	Fossil, Inc. *	3,094
900	GameTech International, Inc.	4,383
1,000	Global-Tech Appliances, Inc. *	9,300
3,000	Griffon Corp. *	63,300
1,600	Helen of Troy Ltd. *	43,552
3,000	JAKKS Pacific, Inc. *	69,000
200	Johnson Outdoors, Inc., Class A *	3,940
300	Juno Lighting, Inc.	9,102
5,100	K2, Inc. *	72,981
1,800	Kinetic Concepts, Inc. *	94,590
600	Movado Group, Inc.	10,200
1,540	Myers Industries, Inc.	16,863
200	Patrick Industries, Inc. *	2,390
600	RC2 Corp. *	19,740
6,000	Steelcase, Inc., Class A	84,000
500	Vermont Teddy Bear Co., Inc. *	2,455
1,000	West Pharmaceutical Services, Inc.	20,850

		836,296

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Furniture & Household Items continued
	Gas & Other Public Utilities — 1.9%
400	American Ecology Corp.	$3,880
4,800	Atmos Energy Corp.	120,912
400	California Water Service Group	11,748
600	Chesapeake Utilities Corp.	15,060
1,300	Duratek, Inc. *	23,127
11,200	NiSource, Inc.	235,312
7,600	ONEOK, Inc.	197,752
4,100	Republic Services, Inc.	122,016
200	RGC Resources, Inc.	4,716
400	SJW Corp.	13,208
1,300	South Jersey Industries, Inc.	62,075
900	Southern Union Co. *	18,450
500	Waste Industries USA, Inc.	5,655

		833,911

	Government Aircraft & Defense — 0.7%
3,300	Armor Holdings, Inc. *	137,313
1,100	EDO Corp.	30,525
1,000	LaBarge, Inc. *	8,100
500	Lowrance Electronics, Inc.	12,260
250	Orbit International Corp. *	1,628
400	Pemco Aviation Group, Inc. *	10,757
1,700	Textron, Inc.	109,259
100	United Defense Industries, Inc. *	3,999

		313,841

	Health Care & Hospital — 2.4%
1,700	Alliance Imaging, Inc. *	12,699
1,300	Allied Healthcare International, Inc. *	7,007
400	Amedisys, Inc. *	11,980
300	American Shared Hospital Services	1,530
2,400	Coventry Health Care, Inc. *	128,088
4,350	DaVita, Inc. *	135,503
12,700	Humana, Inc. *	253,746
3,400	Kindred Healthcare, Inc. *	82,960
1,300	LCA-Vision, Inc.	33,527
1,400	MedCath Corp. *	22,148
1,700	Option Care, Inc.	26,299
7,400	PacifiCare Health Systems, Inc. *	271,580
900	Pediatric Services of America, Inc. *	7,353
800	Quest Diagnostics, Inc.	70,576
300	RehabCare Group, Inc. *	6,909

		1,071,905

	Information & Services — 4.7%
200	Almost Family, Inc. *	1,666
1,100	Ambassadors Groups, Inc.	29,700
900	American Dental Partners, Inc. *	18,000
2,000	American Retirement Corp. *	15,300
400	Angelica Corp.	9,952
2,900	Bluegreen Corp. *	32,277
1,700	Carriage Services, Inc. *	8,041
330	Cass Information Systems, Inc.	12,210
1,500	CDI Corp.	30,750
5,800	Century Business Services, Inc. *	26,042
300	CheckFree Corp. *	8,301
1,600	Cornell Cos., Inc. *	19,840
4,300	Covance, Inc. *	171,871
300	CPI Corp.	3,975
3,100	Discovery Partners International *	14,880
500	Dun & Bradstreet Corp. *	29,350
100	Exponent, Inc. *	2,755
1,900	Forrester Research, Inc. *	28,956
700	Greg Manning Auctions, Inc. *	7,833
482	Healthcare Services Group, Inc.	8,657
1,500	Heidrick & Struggles International, Inc. *	43,230
200	Horizon Health Corp. *	4,220
700	ICT Group, Inc. *	5,187
700	Jones Lang LaSalle, Inc. *	23,107
400	Keith Companies, Inc. *	5,960
1,600	Kelly Services, Inc., Class A	42,736
1,700	Kendle International, Inc. *	8,993
3,500	Kforce, Inc. *	29,330
3,400	Korn/ Ferry International *	61,982
500	Labor Ready, Inc. *	7,010
2,700	Laureate Education, Inc. *	100,494
1,200	Lightbridge, Inc. *	5,784
2,300	MAXIMUS, Inc. *	66,263
900	MemberWorks, Inc. *	23,616
2,100	Metal Management, Inc. *	38,178
900	Michael Baker Corp. *	14,130
2,500	Modem Media, Inc. *	13,450
400	Monro Muffler Brake, Inc. *	8,740
10,600	MPS Group, Inc. *	89,146
2,800	Navigant Consulting, Inc. *	61,488
1,200	Navigant International, Inc. *	19,596
3,300	NCO Group, Inc. *	88,935
200	Nobel Learning Communities, Inc. *	1,400
300	Opinion Research Corp. *	1,908
1,800	PAREXEL International Corp. *	35,280
5,800	Pharmaceutical Product Development, Inc. *	208,800
1,300	RCM Technologies, Inc. *	6,422
2,300	Regis Corp.	92,506
1,300	Register.com, Inc. *	7,072
2,400	Schnitzer Steel Industries, Inc., Class A	77,640
600	Security National Financial Corp., Class A *	2,280
2,000	SOURCECORP, Inc. *	44,280
6,000	Spherion Corp. *	46,920
1,200	StarTek, Inc.	37,632
800	Steiner Leisure Ltd. *	17,680
3,800	Stewart Enterprises, Inc., Class A *	26,410
300	Team, Inc. *	4,638
900	TechTeam Global, Inc. *	8,433
5,100	TeleTech Holdings, Inc. *	48,144
5,100	The Brink’s Co.	153,867
2,200	Westcorp. *	64,086

		2,127,329

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Information & Services continued
	Instruments — 3.4%
900	Allied Healthcare Products, Inc. *	$6,219
600	Astro-Med, Inc.	6,426
200	Atrion Corp.	9,500
300	Badger Meter, Inc.	13,695
3,400	Bausch & Lomb, Inc.	225,930
600	Beckman Coulter, Inc.	33,672
500	Bio-Logic Systems Corp. *	3,706
4,500	Checkpoint Systems, Inc. *	70,065
1,100	Compex Technologies, Inc. *	5,940
1,800	CONMED Corp. *	47,340
100	Cooper Cos., Inc.	6,855
1,300	Datascope Corp.	48,490
6,300	Edwards Lifesciences Corp. *	211,050
500	Enpath Medical, Inc. *	4,575
500	Escalon Medical Corp. *	6,010
1,200	Esterline Technologies Corp. *	36,708
200	Frequency Electronics, Inc.	2,570
1,000	Haemonetics Corp. *	32,840
2,000	Invacare Corp.	92,000
300	K-Tron International, Inc. *	6,636
200	Kewaunee Scientific Corp.	1,788
400	Mesa Laboratories, Inc.	4,756
900	Misonix, Inc. *	6,147
1,700	Molecular Devices Corp. *	40,069
2,072	MTS Systems Corp.	44,030
300	New Brunswick Scientific Co., Inc. *	1,545
400	O.I. Corp. *	3,540
2,600	Oakley, Inc. *	30,940
1,000	Ocular Sciences, Inc. *	47,970
400	OSI Systems, Inc. *	6,440
201	OYO Geospace Corp. *	3,287
1,200	Perceptron, Inc. *	8,028
2,400	Respironics, Inc. *	128,256
400	Schmitt Industries, Inc. *	2,672
1,900	Sola International, Inc. *	36,195
2,400	Sonic Innovations, Inc. *	10,944
400	Span-America Medical Systems, Inc.	4,244
300	Tektronix, Inc.	9,975
8,500	Thermo Electron Corp. *	229,669
600	Utah Medical Products, Inc.	10,800
200	Vicon Industries, Inc. *	940

		1,502,462

	Insurance — 4.3%
306	Alleghany Corp. *	83,507
953	American National Insurance Co.	92,241
800	American Safety Insurance Holdings Ltd. *	10,960
1,600	AmerUs Group Co.	65,600
4,800	Aon Corp.	137,952
700	Commerce Group, Inc.	33,880
400	Crawford & Co., Class B	2,680
1,900	Delphi Financial Group, Inc., Class A	76,323
3,100	Everest Re Group Ltd.	230,423
300	Great American Financial Resources, Inc.	4,587
4,200	HCC Insurance Holdings, Inc.	126,630
4,401	Horace Mann Educators Corp.	77,370
4,200	Max Re Capital Ltd.	84,000
1,000	Midland Co.	27,350
4,000	National Financial Partners Corp.	143,120
300	NYMAGIC, Inc.	6,567
5,200	Ohio Casualty Corp. *	108,836
3,800	Radian Group, Inc.	175,674
200	Reinsurance Group of America, Inc.	8,240
300	RTW, Inc. *	2,130
1,700	SAFECO Corp.	77,605
1,200	Scottish Re Group Ltd.	25,404
2,200	Selective Insurance Group, Inc.	81,840
2,500	StanCorp Financial Group, Inc.	178,000
400	United Fire & Casualty Co.	22,932
500	W. R. Berkley Corp.	21,080
300	Zenith National Insurance Corp.	12,693

		1,917,624

	IT Hardware — 2.9%
56	Andrew Corp. *	685
200	Bel Fuse, Inc., Class A *	5,610
1,900	Catalyst Semiconductor, Inc. *	11,305
800	Cobra Electronics Corp. *	5,768
2,500	CommScope, Inc. *	54,000
2,700	Digi International, Inc. *	30,861
900	Diodes, Inc. *	23,184
700	EFJ, Inc. *	4,690
800	EMS Technologies, Inc. *	13,800
4,900	Harris Corp.	269,206
1,100	inTEST Corp. *	8,558
15,600	Marvell Technology Group Ltd. *	407,628
200	Merrimac Industries, Inc. *	1,680
700	Microsemi Corp. *	9,870
1,300	Peak International Ltd. *	6,760
4,800	Plantronics, Inc.	207,552
1,600	Radyne ComStream, Inc. *	12,064
840	Semitool, Inc. *	6,376
6,871	SonicWALL, Inc. *	46,448
1,800	Spectrum Control, Inc. *	12,798
200	Staktek Holdings, Inc. *	780
1,800	Stoneridge, Inc. *	25,380
500	Sunair Electronics, Inc. *	2,615
5,700	Symmetricom, Inc. *	53,922
400	Teledyne Technologies, Inc. *	10,016
1,300	Telular Corp. *	13,663
2,000	TTM Technologies, Inc. *	17,780
500	ViaSat, Inc. *	10,050
300	Video Display Corp.	9,612
700	Woodhead Industries, Inc.	9,660

		1,292,321

	Land & Water Transportation — 2.9%
4,900	Alexander & Baldwin, Inc.	166,306
1,100	Celadon Group, Inc. *	20,955
4,100	CNF, Inc.	168,059
1,200	Covenant Transport, Inc., Class A *	23,184

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Land & Water Transportation continued
2,800	EGL, Inc. *	$84,728
3,600	General Maritime Corp. *	125,388
100	Hub Group, Inc., Class A *	3,725
1,900	Overseas Shipholding Group, Inc.	94,316
200	Providence & Worcester Railroad Co.	2,204
3,600	Ryder Systems, Inc.	169,344
1,400	SCS Transportation, Inc. *	26,516
800	Sea Containers Ltd., Class A	12,184
6,200	Swift Transportation Co., Inc. *	104,284
5,700	Teekay Shipping Corp.	245,613
400	Transport Corp. of America, Inc. *	3,144
700	U.S. Xpress Enterprises, Inc., Class A *	12,978
500	USA Truck, Inc. *	6,100
800	Yellow Roadway Corp. *	37,512

		1,306,540

	Metal Products & Machinery — 4.0%
200	Acme United Corp. *	1,820
400	Allied Motion Technologies, Inc. *	2,268
7,800	American Standard Cos., Inc. *	303,497
600	Bonso Electronics International, Inc.	3,276
2,500	Briggs & Stratton Corp.	203,000
1,200	Cascade Corp.	33,312
2,400	China Yuchai International Ltd.	33,432
1,200	Circor International, Inc.	23,400
300	Drew Industries, Inc. *	10,755
400	Eastern Co.	6,500
1,200	Evans & Sutherland Computer Corp. *	6,420
125	Federal Screw Works	4,219
400	Flanders Corp. *	3,436
3,203	FSI International, Inc. *	13,389
2,000	Gardner Denver, Inc. *	55,140
200	Gehl Co. *	3,950
2,700	Gerber Scientific, Inc. *	17,793
1,200	GrafTech International Ltd. *	16,740
300	International Aluminum Corp.	8,640
3,100	Kennametal, Inc.	139,965
300	Key Technology, Inc. *	3,375
2,100	Lennox International, Inc.	31,374
3,400	MagneTek, Inc. *	25,398
400	Met-Pro Corp.	5,260
400	Middleby Corp.	21,060
1,400	NCI Building Systems, Inc. *	44,660
100	P & F Industries, Inc. *	940
600	Penn Engineering & Manufacturing Corp., Class A	9,270
302	Powell Industries, Inc. *	5,089
200	Q.E.P. Co., Inc. *	3,060
200	Rayovac Corp. *	5,270
2,600	Regal-Beloit Corp.	62,894
1,300	Robbins & Myers, Inc.	28,600
1,700	RTI International Metals, Inc. *	32,929
300	SL Industries, Inc. *	3,300
700	Standard Motor Products, Inc.	10,577
700	Standex International Corp.	17,150
200	Stanley Works	8,506
2,500	Teleflex, Inc.	106,250
700	Tennant Co.	28,371
4,000	Terex Corp. *	173,600
3,300	Timken Co.	81,246
200	Toro Co.	13,660
400	Twin Disc, Inc.	9,960
200	Water Pik Technologies, Inc. *	2,980
4,800	York International Corp.	151,632

		1,777,363

	Miscellaneous Finance — 1.0%
5,000	A.G. Edwards, Inc.	173,100
300	BKF Capital Group, Inc. *	8,790
2,415	Cincinnati Financial Corp.	99,546
400	Maxcor Financial Group, Inc.	3,580
5,500	Raymond James Financial, Inc.	132,660
1,200	Sanders Morris Harris Group, Inc.	14,472
533	Stifel Financial Corp. *	10,447

		442,595

	Oil & Coal Resources — 1.5%
1,900	Cabot Oil & Gas Corp.	85,310
900	Carrizo Oil & Gas, Inc. *	8,613
7,400	Chesapeake Energy Corp.	117,142
900	Comstock Resources, Inc. *	18,828
300	Contango Oil & Gas Co. *	2,004
400	Edge Petroleum Corp. *	6,388
900	Energy Partners Ltd. *	14,652
400	Houston Exploration Co. *	23,740
1,500	KCS Energy, Inc. *	20,865
1,300	Magnum Hunter Resources, Inc. *	15,002
1,900	Meridian Resource Corp. *	16,777
1,500	Peabody Energy Corp.	89,250
300	Resource America, Inc., Class A	7,077
700	Toreador Resources Corp. *	6,678
2,600	Ultra Petroleum Corp. *	127,530
3,125	XTO Energy, Inc.	101,500

		661,356

	Oil Distribution — 0.6%
1,800	Ashland, Inc.	100,944
300	Frontier Oil Corp.	7,083
300	Questar Corp.	13,746
2,000	Sunoco, Inc.	147,960
1,800	TransMontaigne, Inc. *	10,476

		280,209

	Oil Drilling & Services — 2.5%
1,200	Atwood Oceanics, Inc. *	57,048
300	Bolt Technology Corp. *	1,185
600	Dawson Geophysical Co. *	12,558
2,800	FMC Technologies, Inc. *	93,520
11,200	Grant Prideco, Inc. *	229,488
700	Gulf Island Fabrication, Inc.	15,610
500	Lufkin Industries, Inc.	18,610
1,100	NATCO Group, Inc., Class A *	9,515
2,700	Newpark Resources, Inc. *	16,200
1,500	Oceaneering International, Inc. *	55,260

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Oil Drilling & Services continued
2,700	Oil States International, Inc. *	$50,490
7,200	Tidewater, Inc.	234,360
100	Varco International, Inc. *	2,682
2,800	Veritas DGC, Inc. *	63,784
600	W-H Energy Services, Inc. *	12,450
5,100	Weatherford International Ltd. *	260,202

		1,132,962

	Photooptical, Micros & Office Machinery — 0.5%
200	Delphax Technologies, Inc. *	678
2,900	NCR Corp. *	143,811
1,000	PAR Technology Corp. *	9,160
500	Printronix, Inc. *	7,516
600	SBS Technologies, Inc. *	7,320
3,000	Storage Technology Corp. *	75,780
100	Wells-Gardner Electronics Corp. *	455

		244,720

	Publishing, Broadcasting & Cinema — 1.6%
4,500	American Greetings Corp., Class A	113,040
2,300	Bowne & Co., Inc.	29,877
1,500	Consolidated Graphics, Inc. *	62,850
1,600	Ennis Business Forms, Inc.	34,272
1,400	John H. Harland Co.	43,890
1,400	Media General, Inc., Class A	78,330
300	Outlook Group Corp.	2,277
1,100	Pulitzer, Inc.	54,340
300	Reader’s Digest Association, Inc.	4,377
1,700	Regent Communications, Inc. *	9,622
1,100	Schawk, Inc.	15,983
1,500	World Wrestling Entertainment, Inc.	18,330
8,400	XM Satellite Radio Holdings, Inc., Class A *	260,568

		727,756

	Real Estate Development — 0.1%
500	Avatar Holdings, Inc. *	21,225
200	ILX Resorts, Inc.	1,988
200	J.W. Mays, Inc. *	2,550

		25,763

	Real Estate Investment Trusts — 3.9%
700	Acadia Realty Trust	10,325
3,100	American Home Mortgage Investment Corp.	86,645
100	Bedford Property Investors, Inc.	3,034
2,100	Boykin Lodging Co. *	17,661
4,700	Brandywine Realty Trust	133,856
400	Capital Trust, Inc., Class A	11,640
1,700	Commercial Net Lease Realty	30,974
1,500	Correctional Properties Trust	40,950
2,400	Cousins Properties, Inc.	82,344
2,800	CRT Properties, Inc.	60,060
600	Entertainment Properties Trust	22,680
5,500	Equity Inns, Inc.	54,340
7,100	Friedman, Billings, Ramsey Group, Inc.	135,610
700	Hanover Capital Mortgage Holdings, Inc.	8,680
400	Host Marriott Corp.	5,612
19,500	HRPT Properties Trust	214,305
4,099	Investors Real Estate Trust	41,031
5,900	iStar Financial, Inc.	243,257
500	Kramont Realty Trust	9,300
1,200	LTC Properties, Inc.	21,468
1,200	Mission West Properties, Inc.	12,420
400	National Health Realty, Inc.	7,620
3,400	Newcastle Investment Corp.	104,380
1,200	One Liberty Properties, Inc.	21,660
700	Parkway Properties, Inc.	32,515
700	Pennsylvania Real Estate Investment Trust	27,062
5,500	Reckson Associates Realty Corp.	158,125
6,900	Trizec Properties, Inc.	110,193
400	Urstadt Biddle Properties, Class A	6,096
3,000	Winston Hotels, Inc.	32,100

		1,745,943

	Restaurants, Hotels & Theaters — 2.2%
300	Ark Restaurants Corp. *	7,815
1,300	Aztar Corp. *	34,450
1,982	Bob Evans Farms, Inc.	53,831
1,100	Boca Resorts, Inc., Class A *	20,427
1,200	CBRL Group, Inc.	43,296
150	CEC Entertainment, Inc. *	5,513
2,200	CKE Restaurants, Inc. *	24,310
1,400	Dave & Buster’s, Inc. *	26,572
1,000	Famous Dave’s of America, Inc. *	7,500
300	Frisch’s Restaurants, Inc.	7,500
3,600	Interstate Hotels & Resorts, Inc. *	14,580
300	J. Alexander’s Corp. *	2,049
4,300	Jack in the Box, Inc. *	136,439
1,700	Landry’s Restaurants, Inc.	46,393
1,900	Lone Star Steakhouse & Saloon, Inc.	49,077
1,600	Luby’s, Inc. *	10,560
3,689	Magna Entertainment Corp., Class A *	20,105
1,800	Marcus Corp.	35,046
100	Max & Erma’s Restaurants, Inc. *	1,446
3,800	Movie Gallery, Inc.	66,614
400	Nathan’s Famous, Inc. *	2,456
700	Rubio’s Restaurants, Inc. *	6,384
4,900	Ryan’s Restaurant Group, Inc. *	72,716
400	Sands Regent *	3,608
4,700	Station Casinos, Inc.	230,487
1,700	The Steak n Shake Co. *	29,036
100	Total Entertainment Restaurant Corp. *	871
2,300	Vail Resorts, Inc. *	41,561
300	WestCoast Hospitality Corp. *	1,665

		1,002,307

	Retail — 8.8%
7,000	Aeropostale, Inc. *	183,400
5,700	American Eagle Outfitters, Inc.	210,045

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Retail continued
8,000	AnnTaylor Stores Corp. *	$187,200
800	Barnes & Noble, Inc. *	29,600
200	Blair Corp.	5,636
2,100	Books-A-Million, Inc.	16,821
9,000	Borders Group, Inc.	223,200
300	Building Materials Holding Corp.	8,256
2,300	Burlington Coat Factory Warehouse Corp.	48,829
1,100	Cash America International, Inc.	26,906
2,600	Cato Corp., Class A	57,850
15,000	Charming Shoppes, Inc. *	106,800
18,000	Circuit City Stores, Inc.	276,119
3,600	Claire’s Stores, Inc.	90,144
500	Cost-U-Less, Inc. *	2,900
1,600	Dress Barn, Inc. *	27,920
1,000	Excelligence Learning Corp. *	3,790
700	EZCORP, Inc. *	6,091
500	Finlay Enterprises, Inc. *	9,725
6,400	Foot Locker, Inc.	151,680
600	GameStop Corp., Class A *	11,106
800	Goody’s Family Clothing, Inc.	6,736
400	Gottschalks, Inc. *	2,500
1,200	Hastings Entertainment, Inc. *	9,120
2,300	Haverty Furniture Cos., Inc.	40,342
5,200	Insight Enterprises, Inc. *	87,568
1,000	J. Jill Group, Inc. *	19,850
1,600	Jo-Ann Stores, Inc. *	44,864
875	Jos. A. Bank Clothiers, Inc. *	24,220
1,900	Linens ’n Things, Inc. *	44,023
1,000	Lithia Motors, Inc., Class A	21,260
3,100	Longs Drug Stores Corp.	75,020
3,900	Neiman Marcus Group, Inc., Class A	224,250
17,100	Office Depot, Inc. *	257,013
9,100	RadioShack Corp.	260,624
3,200	Retail Ventures, Inc. *	24,128
900	REX Stores Corp. *	12,645
400	Rock of Ages Corp.	3,040
4,000	Ruddick Corp.	78,560
700	Rush Enterprises, Inc., Class B *	8,183
200	S&K Famous Brands, Inc. *	3,134
1,000	Sharper Image Corp. *	21,450
900	Shoe Carnival, Inc. *	10,611
2,100	ShopKo Stores, Inc. *	36,561
1,600	Smart & Final, Inc. *	26,816
600	Sport Chalet, Inc. *	8,241
1,600	Stage Stores, Inc. *	54,752
3,100	Stein Mart, Inc. *	47,182
8,800	SUPERVALU, Inc.	242,440
400	Systemax, Inc. *	2,264
1,300	The Bon-Ton Stores, Inc.	15,847
3,700	The Men’s Wearhouse, Inc. *	107,485
13,200	Toys “R” Us, Inc. *	234,168
1,400	Trans World Entertainment Corp. *	13,678
2,200	Urban Outfitters, Inc. *	75,680
1,200	Weis Markets, Inc.	40,656
3,600	Zale Corp. *	101,160

		3,970,089

	Soaps & Cosmetics — 0.2%
2,900	Elizabeth Arden, Inc. *	61,074
1,000	Parlux Fragrances, Inc. *	13,000

		74,074

	Software — 4.8%
12,900	Activision, Inc. *	178,923
1,400	Allscripts Healthcare Solution, Inc. *	12,600
3,100	American Software, Inc., Class A	18,662
400	Ansoft Corp. *	6,360
3,200	Answerthink, Inc. *	17,120
1,200	Applix, Inc. *	5,280
4,400	Autodesk, Inc.	213,972
1,000	Black Box Corp.	36,950
1,200	Borland Software Corp. *	10,020
1,900	Cerner Corp. *	82,194
4,600	CIBER, Inc. *	34,592
1,200	Cognizant Technology Solutions Corp. *	36,612
300	Computer Sciences Corp. *	14,130
1,600	Computer Task Group, Inc. *	4,976
500	CSP, Inc. *	3,691
300	CyberSource Corp. *	1,449
1,200	Edgewater Technology, Inc. *	5,940
5,200	eFunds Corp. *	96,668
4,600	First American Corp.	141,818
1,200	First Consulting Group, Inc. *	5,688
1,800	HMS Holdings Corp. *	11,700
2,800	infoUSA, Inc. *	24,948
5,100	Internet Security Systems, Inc. *	86,700
2,200	Jupitermedia Corp. *	39,160
300	Keynote Systems, Inc. *	4,248
500	Manatron, Inc. *	4,010
1,000	NetManage, Inc. *	5,430
200	NWH, Inc.	3,536
400	Omtool Ltd. *	3,428
1,400	Pegasus Solutions, Inc. *	16,688
200	Pegasystems, Inc. *	1,396
5,200	Perot Systems Corp., Class A *	83,512
2,200	Phoenix Technologies Ltd. *	10,978
2,900	PLATO Learning, Inc. *	25,636
1,000	Radica Games Ltd.	10,350
1,700	RSA Security, Inc. *	32,810
8,200	Sabre Holdings Corp.	201,146
3,300	SeaChange International, Inc. *	52,767
700	SI International, Inc. *	15,337
2,400	Source Interlink Cos., Inc. *	23,328
1,900	SPSS, Inc. *	25,327
1,300	State Auto Financial Corp.	37,635
1,100	Superior Consultant Holdings Corp. *	7,150
3,300	Sykes Enterprises, Inc. *	15,147
1,537	Tecnomatix Technologies Ltd. *	17,368
3,500	THQ, Inc. *	68,110
1,000	Tripos, Inc. *	4,260
4,300	Tyler Technologies, Inc. *	38,012
9,000	ValueClick, Inc. *	84,960

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Software continued
12,600	VeriSign, Inc. *	$250,488
2,600	Witness Systems, Inc. *	41,782

		2,174,992

	Textiles & Apparel — 2.5%
1,700	Ashworth, Inc. *	13,940
2,800	Coach, Inc. *	118,776
800	Culp, Inc. *	5,880
1,500	Cutter & Buck, Inc.	16,500
400	Deckers Outdoor Corp. *	13,600
400	Decorator Industries, Inc.	3,716
900	Haggar Corp.	15,426
300	Hallwood Group, Inc. *	25,200
1,300	Hartmarx Corp. *	9,646
6,200	Jones Apparel Group, Inc.	221,960
2,300	Kellwood Co.	83,835
100	McRae Industries, Inc., Class A	1,100
3,000	Phillips-Van Heusen Corp.	66,840
700	Phoenix Footwear Group, Inc. *	4,907
4,800	Polo Ralph Lauren Corp.	174,576
650	Quaker Fabric Corp.	4,225
400	Rocky Shoes & Boots, Inc. *	7,000
300	Saucony, Inc., Class A	7,473
2,500	Skechers U.S.A., Inc. *	36,300
1,700	Stride Rite Corp.	17,425
400	Tandy Brands Accessories, Inc.	5,700
2,200	Timberland Co., Class A *	124,960
12,700	Tommy Hilfiger Corp. *	125,349
900	UniFirst Corp.	25,740

		1,130,074

	Wholesale — 1.5%
2,800	Agilysys, Inc.	48,412
6,400	Airgas, Inc.	154,048
600	All American Semiconductor, Inc. *	3,678
300	Applied Industrial Technologies, Inc.	10,722
400	Aristotle Corp. *	2,132
7,800	Arrow Electronics, Inc. *	176,124
1,400	Aviall, Inc. *	28,560
800	Avnet, Inc. *	13,696
1,800	CellStar Corp. *	8,206
1,500	Department 56, Inc. *	24,450
1,200	Enesco Group, Inc. *	8,220
1,000	GTSI Corp. *	8,790
1,900	Handleman Co.	38,874
800	Industrial Distribution Group, Inc. *	7,824
1,000	Insurance Auto Auctions, Inc. *	17,150
500	Jaco Electronics, Inc. *	2,700
300	Lawson Products, Inc.	12,291
100	LKQ Corp. *	1,827
2,600	Navarre Corp. *	37,674
1,000	Pomeroy ITSolutions, Inc. *	12,660
400	Richardson Electronics Ltd.	3,844
600	TESSCO Technologies, Inc. *	6,708
1,100	Valley National Gases, Inc.	10,285
1,900	Ventiv Health, Inc. *	32,205
600	WESCO International, Inc. *	14,550

		685,630

	Total Common Stock (Cost $34,597,889)	38,230,950

	Repurchase Agreement — 17.5%
$7,810,377	Bear Stearns dated 9/30/04, due 10/1/04 at 1.75% with a maturity value of $7,810,757 (Fully collateralized by U.S. Treasury Notes)	7,810,377

	Total Repurchase Agreement (Cost $7,810,377)	7,810,377

	Total Investments (Cost $42,408,266) (b) — 102.9%	$46,041,327

Percentages noted above are based on net assets as of September 30, 2004.

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,352,757
Unrealized depreciation	(719,696)

Net unrealized appreciation	$3,633,061

Laudus Variable Insurance Trust (VIT)

Laudus Rosenberg VIT Value Long/Short Equity Fund

Statement of Securities Sold Short as of 9/30/04 (Unaudited)

Shares		Value

	Common Stock — 82.2%
	Agriculture, Food & Beverage — 1.4%
900	American Italian Pasta Co., Class A	$23,535
200	Bridgford Foods Corp.	1,680
3,900	Charles River Laboratories International, Inc. *	178,620
200	Coca-Cola Bottling Co.	10,804
10,500	Coca-Cola Enterprises, Inc.	198,450
4,600	Delta & Pine Land Co.	123,050
3,100	Tootsie Roll Industries, Inc.	90,582

		626,721

	Airlines — 1.1%
9,800	AirTran Holdings, Inc. *	97,608
8,200	AMR Corp. *	60,106
8,900	Continental Airlines, Inc., Class B *	75,828
3,200	FLYi, Inc. *	12,512
4,596	Frontier Airlines, Inc. *	35,297
5,400	JetBlue Airways Corp. *	112,968
9,900	Northwest Airlines Corp. *	81,279

		475,598

	Autos — 0.6%
4,200	Collins & Aikman Corp. *	17,556
5,800	Gentex Corp.	203,754
360	Quantum Fuel Systems	1,962
	Technologies Worldwide, Inc. *
1,700	Superior Industries International, Inc.	50,915
2,400	Tower Automotive, Inc. *	5,016

		279,203

	Banks & Credit Institutions — 5.1%
10,800	AmeriCredit Corp. *	225,504
5,800	Astoria Financial Corp.	205,842
400	Banc Corp. *	2,800
3,100	Brookline Bancorp, Inc.	48,577
2,000	Capitol Federal Financial	64,360
7,200	Downey Financial Corp.	395,712
2,100	Financial Federal Corp. *	78,708
3,573	Hudson City Bancorp, Inc.	127,699
4,900	Hudson United Bancorp	180,565
1,800	InterCept, Inc. *	33,714
13,700	New York Community Bancorp, Inc.	281,398
6,800	Old National Bancorp	168,912
500	Park National Corp.	63,615
4,200	Southwest Bancorp of Texas, Inc.	84,588
300	Sovereign Bancorp, Inc.	6,546
500	Student Loan Corp.	70,875
9,000	Valley National Bancorp	229,860
575	Westamerica Bancorp	31,562

		2,300,837

	Basic Minerals & Metals — 1.6%
2,100	American Superconductor Corp. *	26,082
4,100	Apex Silver Mines Ltd. *	88,970
7,400	Freeport-McMoRan Copper & Gold, Inc., Class B	299,700
14,900	Hecla Mining Co. *	110,856
11,600	Meridian Gold, Inc. *	193,952

		719,560

	Beer, Liquor & Tobacco — 0.2%
6,000	DIMON, Inc.	35,340
1,200	Standard Commercial Corp.	18,900
1,060	Universal Corp.	47,318

		101,558

	Biotechnology — 2.3%
1,600	ABIOMED, Inc. *	14,160
2,500	Alexion Pharmaceuticals, Inc. *	45,000
800	Avigen, Inc. *	2,984
2,000	BioCryst Pharmaceuticals, Inc. *	10,200
6,300	Biomarin Pharmaceutical, Inc. *	32,697
5,600	Cell Genesys, Inc. *	50,232
100	CYTOGEN Corp. *	1,054
13,848	Human Genome Sciences, Inc. *	151,082
5,400	ICOS Corp. *	130,356
3,269	Keryx Biopharmaceuticals, Inc.	36,580
1,000	Kosan Biosciences, Inc. *	5,760
3,700	Lexicon Genetics, Inc. *	24,383
3,300	Myriad Genetics, Inc. *	56,430
2,700	Neurocrine Biosciences, Inc. *	127,332
1,000	Novavax, Inc. *	3,120
3,900	Onyx Pharmaceuticals, Inc. *	167,739
3,400	PRAECIS Pharmaceuticals, Inc. *	7,480
900	Progenics Pharmaceuticals, Inc. *	13,185
2,500	Sanagamo BioSciences, Inc. *	12,175
3,900	Seattle Genetics, Inc. *	25,623
5,200	Telik, Inc. *	115,960

		1,033,532

	Cellular & Wireless — 0.0%
1,600	Centennial Communications Corp. *	9,408
1,400	Triton PCS Holdings, Inc., Class A *	3,584

		12,992

	Chemicals & Rubber — 1.6%
1,000	BioSphere Medical, Inc. *	3,280
200	Cabot Microelectronics Corp. *	7,250
13,700	Goodyear Tire & Rubber Co. *	147,138
4,000	International Flavors & Fragrances, Inc.	152,800
2,700	Millennium Chemicals, Inc. *	57,267
2,200	North American Scientific, Inc. *	11,220
5,400	Valspar Corp.	252,072
2,200	WD-40 Co.	62,920
4,000	Wellman, Inc.	33,920

		727,867

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock continued
	Communications Utilities — 1.3%
2,556	Alaska Communications Systems Group, Inc. *	$14,314
10,200	American Tower Corp., Class A *	156,569
9,300	Cincinnati Bell, Inc. *	32,457
1,460	Commonwealth Telephone Enterprises, Inc. *	63,583
600	EchoStar Communications Corp., Class A *	18,672
9,500	Gemstar-TV Guide International, Inc. *	53,675
1,500	HickoryTech Corp.	17,402
300	IDT Corp. *	4,374
11,000	Level 3 Communications, Inc. *	28,490
2,800	Mediacom Communications Corp. *	18,284
2,000	Net2Phone, Inc. *	6,440
3,300	TALK America Holdings, Inc. *	17,259
3,100	Time Warner Telecom, Inc., Class A *	14,880
19,200	UnitedGlobalCom, Inc. *	143,424

		589,823

	Construction & Homebuilding — 0.9%
1,900	EMCOR Group, Inc. *	71,478
5,600	Jacobs Engineering Group, Inc. *	214,424
3,000	MasTec, Inc. *	15,750
800	Modtech Holdings, Inc. *	6,032
1,700	Palm Harbor Homes, Inc. *	28,645
9,100	Quanta Services, Inc. *	55,055

		391,384

	Construction Materials — 0.1%
2,200	Apogee Enterprises, Inc.	28,446
600	Nanophase Technologies Corp. *	3,066

		31,512

	Consumer Durables — 0.4%
8,600	Maytag Corp.	157,982
600	Rockford Corp. *	2,256

		160,238

	Drugs & Pharmaceuticals — 4.3%
2,100	Able Laboratories, Inc. *	40,236
1,100	Adolor Corp. *	12,375
6,000	Alkermes, Inc. *	69,240
9,900	Amylin Pharmaceuticals, Inc. *	203,148
2,700	AtheroGenics, Inc. *	88,965
100	Bentley Pharmaceuticals, Inc. *	1,059
350	Cellegy Pharmaceuticals, Inc. *	1,505
4,000	Cubist Pharmaceuticals, Inc. *	39,520
5,624	CuraGen Corp. *	30,932
2,200	CV Therapeutics, Inc. *	27,500
1,700	Dendreon Corp. *	14,297
1,100	DepoMed, Inc. *	5,742
5,700	Discovery Laboratories, Inc. *	38,190
200	DOV Pharmaceutical, Inc. *	3,428
1,000	Emisphere Technologies, Inc. *	3,070
3,100	Enzo Biochem, Inc. *	46,500
4,800	Enzon Pharmaceuticals, Inc. *	76,560
1,804	Epix Medical, Inc. *	34,835
1,400	Guilford Pharmaceuticals, Inc. *	7,000
4,750	ImmunoGen, Inc. *	23,988
2,100	Immunomedics, Inc. *	5,460
5,200	Indevus Pharmaceuticals, Inc. *	36,868
2,800	Inspire Pharmaceuticals, Inc. *	44,044
6,300	Isis Pharmaceuticals, Inc. *	30,870
2,200	Kos Pharmaceuticals, Inc. *	78,342
4,900	Medicis Pharmaceutical Corp., Class A	191,296
2,600	Neose Technologies, Inc. *	19,500
1,877	Neurogen Corp. *	12,125
4,900	NPS Pharmaceuticals, Inc. *	106,722
800	OXiGENE, Inc. *	4,888
3,400	Pain Therapeutics, Inc. *	24,446
300	Par Pharmaceutical Cos., Inc.	10,779
2,100	Penwest Pharmaceuticals Co. *	23,709
2,500	Pharmacyclics, Inc. *	25,775
3,800	Protein Design Labs, Inc. *	74,404
3,009	SciClone Pharmaceuticals, Inc. *	10,712
4,800	Sepracor, Inc. *	234,144
3,100	Tanox, Inc. *	52,297
3,775	Transkaryotic Therapies, Inc. *	66,931
200	United Therapeutics Corp. *	6,986
2,600	Vertex Pharmaceuticals, Inc. *	27,300
2,000	Vical, Inc. *	9,602
4,000	XOMA Ltd. *	9,280
2,500	ZymoGenetics, Inc. *	43,600

		1,918,170

	Electric Utilities — 2.5%
13,100	Allegheny Energy, Inc. *	209,076
20,900	CenterPoint Energy, Inc.	216,524
12,300	DPL, Inc.	253,134
1,967	Otter Tail Corp.	50,159
5,500	Puget Energy, Inc.	124,850
18,700	TECO Energy, Inc.	253,011

		1,106,754

	Financial Investments — 0.7%
7,300	CapitalSource, Inc. *	163,082
1,400	InterDigital Communications Corp. *	22,848
1,900	Macrovision Corp. *	45,752
6,600	Marvel Enterprises, Inc. *	96,096

		327,778

	Forest Products & Paper — 2.0%
5,500	Avery Dennison Corp.	361,790
5,500	Bowater, Inc.	210,045
8,200	Graphic Packaging Corp. *	53,136
3,000	Plum Creek Timber Co.	105,090
3,900	Sealed Air Corp. *	180,765

		910,826

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock continued
	Furniture & Household Items — 1.4%
6,300	Herman Miller, Inc.	$155,295
800	Leapfrog Enterprises, Inc. *	16,200
7,600	Mattel, Inc.	137,788
6,300	Pactiv Corp. *	146,475
1,000	Russ Berrie & Co., Inc.	20,150
4,900	Select Comfort Corp. *	89,180
2,600	Tempur-Pedic International, Inc. *	38,974
400	Virco Manufacturing Corp. *	3,040

		607,102

	Gas & Other Public Utilities — 1.0%
8,500	Aqua America, Inc.	187,935
500	Clean Harbors, Inc. *	5,830
3,500	Stericycle, Inc. *	160,650
2,550	Waste Connections, Inc. *	80,784

		435,199

	Government Aircraft & Defense — 1.0%
4,000	Alliant Techsystems, Inc. *	242,000
2,586	Garmin Ltd.	111,845
4,900	GenCorp, Inc.	66,395
300	I D Systems, Inc. *	4,221
1,800	KVH Industries, Inc. *	12,996
2,440	Sturm, Ruger & Co., Inc.	21,984

		459,441

	Health Care & Hospital — 2.3%
2,821	American Healthways, Inc.	82,119
3,100	AMERIGROUP Corp. *	174,375
3,000	Array BioPharma, Inc. *	20,970
200	Bio-Reference Labs, Inc. *	2,788
1,400	LabOne, Inc. *	40,922
6,624	Lincare Holdings, Inc. *	196,799
4,400	Odyssey Healthcare, Inc. *	78,100
1,700	Province Healthcare Co. *	35,564
11,000	Select Medical Corp. *	147,730
1,100	Specialty Laboratories, Inc. *	11,550
10,900	Tenet Healthcare Corp. *	117,611
2,806	United Surgical Partners International, Inc. *	96,386
1,500	VistaCare, Inc., Class A *	22,965

		1,027,879

	Information & Services — 3.6%
5,600	ChoicePoint, Inc. *	238,840
2,100	Clark, Inc. *	28,434
800	Concorde Career Colleges, Inc. *	12,296
1,900	Convergys Corp. *	25,517
4,000	Corinthian Colleges, Inc. *	53,920
900	Corrections Corp. of America *	31,824
3,500	deCODE genetics, Inc. *	26,355
7,600	DeVry, Inc. *	157,396
5,700	Education Management Corp. *	151,848
700	Exact Sciences Corp. *	2,310
6,000	Exelixis, Inc. *	48,360
900	FTI Consulting, Inc. *	17,010
1,700	Hewitt Associates, Inc., Class A *	44,982
500	iPayment Holdings, Inc. *	20,080
3,700	Iron Mountain, Inc. *	125,245
1,100	Learning Tree International, Inc. *	15,510
2,800	Maxygen, Inc. *	27,692
1,000	MTC Technologies, Inc. *	27,630
1,600	NetRatings, Inc. *	28,528
5,218	PRG-Schultz International, Inc. *	29,951
4,900	Regeneron Pharmaceuticals, Inc. *	42,532
1,700	Strayer Education, Inc.	195,517
4,000	Syntroleum Corp. *	28,080
2,300	The Advisory Board Co. *	77,280
1,200	Total System Services, Inc.	30,288
3,700	Weight Watchers International, Inc. *	143,634

		1,631,059

	Instruments — 2.5%
2,146	Abaxis, Inc. *	27,919
13,100	Applera Corp.	247,198
3,600	Cepheid, Inc. *	31,032
1,086	Cholestech Corp. *	7,341
2,200	Ciphergen Biosystems, Inc. *	8,580
900	Closure Medical Corp. *	12,816
89	Coherent, Inc. *	2,309
3,100	Conceptus, Inc. *	28,737
1,300	Cyberonics, Inc. *	26,598
300	Daxor Corp. *	7,071
3,100	FEI Co. *	61,256
4,600	FormFactor, Inc. *	89,102
2,700	I-Flow Corp. *	39,096
2,059	IDEXX Laboratories, Inc. *	104,474
3,600	Illumina, Inc. *	21,276
2,452	Ixia *	23,833
2,900	Kyphon, Inc. *	71,862
2,300	Luminex Corp. *	16,399
100	Merit Medical Systems, Inc. *	1,511
1,800	Natus Medical, Inc. *	12,456
5,000	Orasure Technologies, Inc. *	31,500
700	Photon Dynamics, Inc. *	14,210
2,100	Possis Medical, Inc. *	32,886
2,100	Quidel Corp. *	9,513
2,800	Regeneration Technologies, Inc. *	22,456
600	ResMed, Inc. *	28,566
1,200	Rita Medical Systems, Inc. *	4,440
2,700	STAAR Surgical Co. *	8,910
700	Synovis Life Technologies, Inc. *	6,692
100	TriPath Imaging, Inc. *	818
100	Vascular Solutions, Inc. *	863
3,700	VISX, Inc. *	76,220
1,900	Wright Medical Group, Inc. *	47,728

		1,125,668

	Insurance — 0.9%
1,000	Centene Corp. *	42,580
963	Citizens, Inc. *	5,749
700	CorVel Corp. *	20,776
7,947	First Health Group Corp. *	127,867
2,300	Harleysville Group, Inc.	47,518
3,300	Hilb, Rogal & Hamilton Co.	119,526

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Insurance continued
3,600	PMA Capital Corp., Class A	$27,180
300	U.S.I. Holdings Corp. *	4,095

		395,291

	IT Hardware — 2.9%
700	Advanced Energy Industries, Inc. *	6,503
1,200	Altera Corp. *	23,484
1,200	ANADIGICS, Inc. *	4,044
1,200	ATMI, Inc. *	24,576
1,600	Avici Systems, Inc. *	9,952
7,455	Cirrus Logic, Inc. *	35,560
900	Cohu, Inc.	13,302
1,000	COMARCO, Inc. *	6,240
1,300	EMCORE Corp. *	2,548
2,700	Energy Conversion Devices, Inc. *	35,802
13,900	Foundry Networks, Inc. *	131,911
3,300	Hutchinson Technology, Inc. *	88,209
750	Ibis Technology Corp. *	3,585
3,600	Integrated Circuit Systems, Inc. *	77,400
4,500	Intervoice, Inc. *	48,465
3,100	KEMET Corp. *	25,079
1,700	LTX Corp. *	9,197
2,435	Metalink Ltd. *	11,128
3,100	Micrel, Inc. *	32,271
1,100	Micro Linear Corp. *	5,858
4,648	Microchip Technology, Inc.	124,752
7,200	NVIDIA Corp. *	104,544
2,800	Pericom Semiconductor Corp. *	27,048
2,800	PMC-Sierra, Inc. *	24,668
2,500	Power-One, Inc. *	16,200
7,200	Rambus, Inc. *	112,968
2,100	Semtech Corp. *	40,257
900	Sigmatel, Inc. *	19,089
800	SIPEX Corp. *	4,200
9,916	Skyworks Solutions, Inc. *	94,202
1,200	Supertex, Inc. *	23,316
2,600	Universal Display Corp. *	21,892
1,900	Vicor Corp. *	19,209
1,400	Virage Logic Corp. *	17,262
4,500	Vitesse Semiconductor Corp. *	12,285
300	Vyyo, Inc. *	1,692
3,556	Westell Technologies, Inc. *	18,385
900	White Electronic Designs Corp. *	4,410

		1,281,493

	Land & Water Transportation — 0.8%
2,800	C.H. Robinson Worldwide, Inc.	129,892
842	GulfMark Offshore, Inc. *	13,750
7,500	Kansas City Southern *	113,775
1,500	Knight Transportation, Inc. *	32,130
400	P.A.M. Transportation Services, Inc. *	7,664
3,525	Pacer International, Inc. *	57,810

		355,021

	Mainframe & Minicomputers — 0.1%
5,900	Cray, Inc. *	20,827
1,400	Gateway, Inc. *	6,930
2,800	Omnicell, Inc. *	37,016

		64,773

	Metal Products & Machinery — 3.0%
150	Aaon, Inc. *	2,610
7,800	AGCO Corp. *	176,436
14,001	American Power Conversion Corp. *	243,477
4,900	Donaldson Co., Inc.	139,111
2,300	Fedders Corp.	9,407
5,900	Federal Signal Corp.	109,622
4,500	Flowserve Corp. *	108,810
4,000	FuelCell Energy, Inc. *	41,000
4,400	Global Power Equipment Group, Inc. *	32,604
1,289	Intevac, Inc. *	8,095
1,900	Ionics, Inc. *	51,300
500	Milacron, Inc. *	1,560
7,400	Pall Corp.	181,152
1,900	SPX Corp.	67,260
500	TransTechnology Corp. *	4,235
4,300	Trinity Industries, Inc.	134,031
1,100	Wilson Greatbatch Technologies, Inc. *	19,679

		1,330,389

	Miscellaneous Finance — 1.9%
2,000	eSPEED, Inc., Class A *	19,660
4,900	Investment Technology Group, Inc. *	74,970
18,100	Janus Capital Group, Inc.	246,341
5,500	Jefferies Group, Inc.	189,585
2,000	LaBranche & Co., Inc.	16,900
5,800	W.P. Stewart & Co., Ltd.	115,942
8,100	Waddell & Reed Financial, Inc.	178,200
200	Westwood Holdings Group, Inc.	3,676

		845,274

	Oil & Coal Resources — 1.2%
3,720	Energen Corp.	191,766
6,900	Pioneer Natural Resources Co.	237,912
4,700	Vintage Petroleum, Inc.	94,329

		524,007

	Oil Distribution — 0.7%
33,800	El Paso Corp.	310,622

	Oil Drilling & Services — 2.3%
2,900	Cooper Cameron Corp. *	159,036
8,400	ENSCO International, Inc.	274,428
100	Helmerich & Payne, Inc.	2,869
4,500	Key Energy Services, Inc. *	49,725
300	Nabors Industries Ltd. *	14,205
2,700	Noble Corp. *	121,365

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Oil Drilling & Services continued
9,025	Patterson-UTI Energy, Inc. *	$172,107
9,040	Rowan Cos., Inc. *	238,656

		1,032,391

	Photooptical, Micros & Office Machinery — 1.2%
7,100	Brocade Communications Systems, Inc. *	40,115
1,900	Concord Camera Corp. *	3,534
3,000	Dot Hill Systems Corp. *	24,060
1,700	Echelon Corp. *	13,396
1,300	Fargo Electronics, Inc. *	12,597
300	General Binding Corp. *	4,212
2,800	Immersion Corp. *	14,924
1,700	Interlink Electronics, Inc. *	14,025
28,500	Maxtor Corp. *	148,200
4,600	Pinnacle Systems, Inc. *	19,182
637	SCM Microsystems, Inc. *	1,745
700	SimpleTech, Inc. *	2,562
23,500	Western Digital Corp. *	206,565
2,000	X-Rite, Inc.	29,140

		534,257

	Publishing, Broadcasting & Cinema — 2.6%
796	Beasley Broadcast Group, Inc., Class A *	12,497
300	Catalina Marketing Corp. *	6,924
1,900	Crown Media Holdings, Inc., Class A *	15,865
1,900	Dow Jones & Co., Inc.	77,159
3,600	E.W. Scripps Co., Class A	172,008
543	Fisher Communications, Inc. *	26,064
5,300	Journal Register Co. *	100,170
2,700	Knight-Ridder, Inc.	176,715
700	McClatchy Co., Class A	49,581
1,600	Pixar *	126,240
1,000	Quixote Corp.	19,280
1,700	R. H. Donnelley Corp. *	83,912
900	Saga Communications, Inc., Class A	15,255
2,272	Scholastic Corp. *	70,182
5,000	Spanish Broadcasting System, Inc., Class A *	49,200
5,300	Valassis Communications, Inc. *	156,774
2,200	Young Broadcasting, Inc., Class A *	23,914

		1,181,740

	Real Estate Development — 0.5%
3,400	Forest City Enterprises, Inc., Class A	187,340
1,000	Tejon Ranch Co. *	37,650

		224,990

	Real Estate Investment Trusts — 8.3%
200	Alexander’s, Inc. *	39,820
4,800	Apartment Investment & Management Co., Class A	166,944
4,400	Arden Realty, Inc.	143,352
1,400	Boston Properties, Inc.	77,546
3,600	BRE Properties, Inc., Class A	138,060
4,800	Camden Property Trust	221,760
9,700	Catellus Development Corp.	257,147
2,000	Cedar Shopping Centers Inc.	27,900
3,600	CenterPoint Properties Trust	156,888
2,200	Crescent Real Estate Equities Co.	34,628
2,600	Essex Property Trust, Inc.	186,810
4,500	Federal Realty Investment Trust	198,000
400	First Industrial Realty Trust, Inc.	14,760
3,100	Gables Residential Trust	105,865
12,100	General Growth Properties, Inc.	375,100
4,700	Glimcher Realty Trust	114,210
2,200	Government Properties Trust, Inc.	20,900
5,500	Health Care REIT, Inc.	193,600
2,000	Highwoods Properties, Inc.	49,220
2,900	Liberty Property Trust	115,536
1,400	Mid-America Apartment Communities, Inc.	54,530
1,500	Prime Group Realty Trust *	8,550
700	Saul Centers, Inc.	23,016
5,000	Shurgard Storage Centers, Inc., Class A	194,000
2,500	Simon Property Group, Inc.	134,075
2,100	Summit Properties, Inc.	56,805
2,200	Sun Communities, Inc.	86,218
900	Tanger Factory Outlet Centers, Inc.	40,302
2,400	The Macerich Co.	127,896
12,700	United Dominion Realty Trust, Inc.	251,841
100	Washington Real Estate Investment Trust	3,030
1,100	Weingarten Realty Investors	36,311

		3,654,620

	Restaurants, Hotels & Theaters — 2.3%
5,200	Brinker International, Inc. *	161,980
2,000	Buca, Inc. *	8,480
800	Buffalo Wild Wings, Inc.	22,432
3,800	Gaylord Entertainment Co. *	117,800
200	Hilton Hotels Corp.	3,768
3,800	Krispy Kreme Doughnuts, Inc. *	48,108
3,221	Outback Steakhouse, Inc.	133,768
3,300	P.F. Chang’s China Bistro, Inc. *	160,017
2,000	Panera Bread Co., Class A *	75,080
6,800	Six Flags, Inc. *	36,992
5,150	The Cheesecake Factory, Inc. *	223,510
2,000	Westwood One, Inc. *	39,540

		1,031,475

	Retail — 6.6%
5,900	99 Cents Only Stores *	83,957
1,700	A.C. Moore Arts & Crafts, Inc. *	42,041
2,400	AutoZone, Inc. *	185,400
10,400	Carmax, Inc. *	224,120
4,800	Christopher & Banks Corp.	76,848
2,600	Cost Plus, Inc. *	91,988
1,500	Curative Health Services, Inc	10,305
3,000	Dillard’s, Inc., Class A	59,220
5,400	Dollar Tree Stores, Inc. *	145,530
5,000	Family Dollar Stores, Inc.	135,500

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Shares		Value

	Common Stock, Retail continued
3,700	Fred’s, Inc.	$66,452
700	Fresh Brands, Inc.	5,425
2,100	Great Atlantic & Pacific Tea Co. *	12,810
2,400	Group 1 Automotive, Inc. *	65,472
1,300	Hibbet Sporting Goods, Inc. *	26,637
1,400	Kirkland’s, Inc. *	13,160
175	Mothers Work, Inc. *	2,538
5,300	O’Reilly Automotive, Inc. *	202,937
2,300	Payless ShoeSource, Inc. *	23,299
200	PC Connection, Inc. *	1,374
1,400	PETCO Animal Supplies, Inc. *	45,724
6,100	PETsMART, Inc.	173,179
10,900	Pier 1 Imports, Inc.	197,072
1,000	Pricesmart, Inc. *	7,430
9,000	Ross Stores, Inc.	210,960
14,400	Saks, Inc.	173,520
4,800	The Bombay Co., Inc. *	35,184
6,500	Tiffany & Co.	199,810
4,200	Too, Inc. *	75,894
100	United Auto Group, Inc. *	2,509
2,300	ValueVision Media, Inc., Class A *	30,797
1,100	Whitehall Jewellers, Inc. *	8,833
3,400	Whole Foods Market, Inc.	291,686
800	Wilsons The Leather Experts, Inc. *	4,144
3,200	Winn-Dixie Stores, Inc.	9,888

		2,941,643

	Soaps & Cosmetics — 0.1%
700	Inter Parfums, Inc.	9,555
300	Katy Industries, Inc. *	1,596
4,200	Playtex Products, Inc. *	26,460

		37,611

	Software — 6.2%
3,646	ActivCard Corp. *	22,386
400	Advent Software, Inc. *	6,732
3,600	Affiliated Computer Services, Inc., Class A *	200,412
2,100	Agile Software Corp. *	16,653
1,000	Altiris, Inc. *	31,650
1,800	Anteon International Corp. *	65,970
8,300	BEA Systems, Inc. *	57,353
7,220	Citrix Systems, Inc. *	126,494
700	Computer Programs & Systems, Inc.	14,042
4,300	Digital Insight Corp. *	58,609
4,900	DST Systems, Inc. *	217,903
800	Embarcadero Technologies, Inc. *	6,768
2,500	FactSet Research Systems, Inc.	120,500
2,500	Fair Isaac Corp.	73,000
1,400	Global Payment, Inc.	74,970
5,700	GTECH Holdings Corp.	144,324
3,500	Identix, Inc. *	23,310
471	Interwoven, Inc. *	3,410
900	Intrado, Inc. *	9,099
6,900	Jack Henry & Associates, Inc.	129,513
2,700	Kronos, Inc. *	119,583
400	Macromedia, Inc. *	8,032
1,700	Manhattan Associates, Inc. *	41,514
2,300	ManTech International Corp., Class A *	43,056
3,120	Mercury Interactive Corp. *	108,826
1,950	National Instruments Corp.	59,027
800	NYFIX, Inc. *	4,864
1,800	Online Resources Corp. *	12,780
200	Packeteer, Inc. *	2,162
2,800	PC-Tel, Inc. *	23,128
100	PDF Solutions, Inc. *	1,215
300	PEC Solutions, Inc. *	3,516
3,856	RealNetworks, Inc. *	17,969
7,900	Reynolds & Reynolds Co., Class A	194,893
5,000	SEI Investments Co.	168,400
2,400	Selectica, Inc. *	9,096
900	SM&A *	6,291
1,400	Sohu.com, Inc. *	23,282
1,200	Sonic Solutions	19,584
4,000	SupportSoft, Inc. *	38,960
978	Syntel, Inc. *	16,166
4,900	Take-Two Interactive Software, Inc. *	160,965
1,900	Tradestation Group, Inc. *	11,647
3,000	TriZetto Group, Inc. *	17,490
600	Ultimate Software Group, Inc. *	7,368
19,500	Unisys Corp. *	201,240
1,300	VitalWorks, Inc. *	4,849
2,400	WebEx Communications, Inc. *	52,368
1,900	webMethods, Inc. *	10,108

		2,791,477

	Textiles & Apparel — 1.3%
3,300	Albany International Corp., Class A	98,373
5,100	Cintas Corp.	214,404
1,900	Columbia Sportswear Co. *	103,550
900	OshKosh B’Gosh, Inc., Class A	18,180
4,380	Reebok International Ltd.	160,834

		595,341

	Wholesale — 1.4%
1,900	Advanced Marketing Services, Inc.	20,501
5,900	AmerisourceBergen Corp.	316,889
21	D & K Healthcare Resources, Inc.	207
200	Henry Schein, Inc. *	12,462
13,800	Ingram Micro, Inc., Class A *	222,180
200	Priority Healthcare Corp., Class B *	4,030
3,500	Stewart & Stevenson Services, Inc.	61,845
100	Tech Data Corp. *	3,855

		641,969

	Total Securities Sold Short (Proceeds $36,869,068) — 82.2%	$36,775,085

Percentages noted above are based on net assets as of September 30, 2004.

*	Non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Variable Insurance Trust

By (Signature and Title)*	/s/ Troy A. Sheets, CFO	Troy A. Sheets

Date	11/29/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Troy A. Sheets, CFO	Troy A. Sheets

Date	11/29/04

By (Signature and Title)*	/s/ Jana D. Thompson, President	Jana D. Thompson

Date	11/29/04

* Print the name and title of each signing officer under his or her signature.